UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

             24140 E Greystone Lane
Woodway, Washington                       98020
(Address of principal executive offices)          (Zip code)

Kailash Birmiwal
Birmiwal Investment Trust
24140 E Greystone Lane
Woodway, Washington 98020
(Name and address of agent for service)

Registrant's telephone number, including area code: (206) 542-7652

Date of fiscal year end: March 31

Date of reporting period: July 1, 2007 – June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: BIRMIWAL OASIS FUND
Custodian Name: U.S. BANK

TATA MOTORS LIMITED

Ticker:	TTM	Meeting Date:	7/9/2007
CUSIP	876568502

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approval of audited profit and loss account, and balance sheet.				FOR	FOR	WITH	ISSUER

2. Approval of declaration of dividend.				FOR	FOR	WITH	ISSUER

3. Approval to re-appoint director.				FOR	FOR	WITH	ISSUER

4. Resolve that vacancy in board of directors not be filled due to retire by				FOR	FOR	WITH	ISSUER
rotation of a director.

5. Ratify approval of auditors.				FOR	FOR	WITH	ISSUER

6. Approval of appointment of Mr. Telang as director.				FOR	FOR	WITH	ISSUER

7. Approval of Mr.	Telang as executive director.			FOR	FOR	WITH	ISSUER

8. Approval to increase borrowing limit.				FOR	FOR	WITH	ISSUER

9. Approval of change in place of keeping registry and records.				FOR	FOR	WITH	ISSUER

DR. REDDY'S LABORATORIES LTD

Ticker:	RDY	Meeting Date:	7/24/2007
CUSIP	256135203

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approval of audited profit and loss account, and balance sheet.				FOR	FOR	WITH	ISSUER

2. Approval of declaration of dividend.				FOR	FOR	WITH	ISSUER

3. Approval to re-appoint Mr. Goswami as director.				FOR	FOR	WITH	ISSUER

4. Approval to re-appoint Mr. Satish Reddy as director.				FOR	FOR	WITH	ISSUER

5. Approval of auditors.				FOR	FOR	WITH	ISSUER

6. Re-appoint Mr. Satish Reddy as managing director and COO.				FOR	FOR	WITH	ISSUER

7. Appointment of a director.				FOR	FOR	WITH	ISSUER

8. Appointment of a director.				FOR	FOR	WITH	ISSUER

BRIGHTPOINT, INC.

Ticker:	CELL	Meeting Date:	7/30/2007
CUSIP	109473405

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve issuance of common shares.				FOR	FOR	WITH	ISSUER

3. Effective upon acquisition of Dangaard Holdings, approve replacements				FOR	FOR	WITH	ISSUER
of three directors.

4. Approve amendments regarding long-term incentive plan.				FOR	FOR	WITH	ISSUER

5. Approval of accountants.				FOR	FOR	WITH	ISSUER

6. Vote on other business as may come before the meeting.				FOR	FOR	WITH	ISSUER

COLUMBUS MCKINNON CORP.

Ticker:	CMCO	Meeting Date:	7/30/2007
CUSIP	199333105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

JABIL CIRCUIT, INC.

Ticker:	JBL	Meeting Date:	8/2/2007
CUSIP	466313103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve amendment regarding issuance of common shares.				FOR	FOR	WITH	ISSUER

3. Approval of accountants.				FOR	FOR	WITH	ISSUER

4. Vote on other business as may come before the meeting.				FOR	FOR	WITH	ISSUER

OMNI ENERGY SERVICES CORP.

Ticker:	OMNI	Meeting Date:	8/7/2007
CUSIP	466313103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve amendment regarding issuance of common shares.				FOR	FOR	WITH	ISSUER

3. Approve amendment for non-employess directors to receive				FOR	FOR	WITH	ISSUER
restricted stocks and stock-based awards.

LIFE PARTNERS HOLDING , INC.

Ticker:	LPHI	Meeting Date:	8/9/2007
CUSIP	53212T106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve increase number of authorized shares.				FOR	FOR	WITH	ISSUER

3. Approval of auditors.				FOR	FOR	WITH	ISSUER

NORTHERN ORION RESOURCES INC.

Ticker:	NTO	Meeting Date:	8/22/2007
CUSIP	665575106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve the business combination of the company and Yamana Gold Inc				FOR	FOR	WITH	ISSUER

2. To transact business as may come before the meeting.				FOR	FOR	WITH	ISSUER

NITCHES, INC.

Ticker:	NICH	Meeting Date:	8/29/2007
CUSIP	65476M109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

CHIPMOS TECHNOLOGIES (BERMUDA) LTD

Ticker:	IMOS	Meeting Date:	8/31/2007
CUSIP	G2110R106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve reappoint auditors				FOR	FOR	WITH	ISSUER

OMNIVISION TECHNOLOGIES, INC.

Ticker:	OVTI	Meeting Date:	9/26/2007
CUSIP	682128103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve equity incentive plan.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

SILICON MOTION TECHNOLOGY CORP.

Ticker:	SIMO	Meeting Date:	9/27/2007
CUSIP	82706C108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Re-elect director.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

STERLITE INDUSTRIES (INDIA) LTD

Ticker:	SLT	Meeting Date:	9/28/2007
CUSIP	859737207

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approval of audited profit and loss account, and balance sheet.				FOR	FOR	WITH	ISSUER

2. Approve dividend paid on preference shares.				FOR	FOR	WITH	ISSUER

3. Approval of re-appointment of director.				FOR	FOR	WITH	ISSUER

4. Approval of re-appointment of director.				FOR	FOR	WITH	ISSUER

5. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

AMREP CORPORATION

Ticker:	AXR	Meeting Date:	10/2/2007
CUSIP	32159105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

INNOVO GROUP INC.

Ticker:	JOEZ	Meeting Date:	10/11/2007
CUSIP	457954600

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
3. Election of directors.				FOR	FOR	WITH	ISSUER

1. Approve agreement and plan of merger.				FOR	FOR	WITH	ISSUER

2. Approve issuance of common stock shares as consideration				FOR	AGAINST	AGAINST	ISSUER
of merger.

4. Approve amendment to increase number of authorized shares.				FOR	FOR	WITH	ISSUER

5. Approve amendment to change corporate name.				FOR	FOR	WITH	ISSUER

6. Approve increase of authorized shares under the stock incentive				FOR	FOR	WITH	ISSUER
plan.

7. Propose to approve any adjournment of annual meeting				FOR	FOR	WITH	ISSUER
to a later date to solicit additional proxies if not sufficient to approve proposals 1 and 2.

8. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

TAT TECHNOLOGIES, LTD.

Ticker:	TATTF	Meeting Date:	11/8/2007
CUSIP	MB740S227

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2A. To elect as outside director.				FOR	FOR	WITH	ISSUER

2B. To elect as outside director.				FOR	FOR	WITH	ISSUER

3. Approve the grant of stock options by the company's publicly traded				FOR	FOR	WITH	ISSUER
subsidiary (Limco Piedmont) to certain officers.

Do you have a personal interest with respect to Proposal 3? No

4. To approve indemnification agreements to certain officers of Limco				FOR	FOR	WITH	ISSUER
Piedmont as directors.

Do you have a personal interest with respect to Proposal 4? No

5. Approve the grant of a special bonus to company's				FOR	FOR	WITH	ISSUER
VP business development.

Do you have a personal interest with respect to Proposal 5? No

6. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

SUN MICROSYSTEMS, INC.

Ticker:	JAVA	Meeting Date:	11/8/2007
CUSIP	866810104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Approve omnibus incentive plan.				FOR	FOR	WITH	ISSUER

4. Approve a one-for-four reverse stock split of common stock.				FOR	FOR	WITH	ISSUER

5. Stockholder proposal regarding advisory vote on compensation.				AGAINST	FOR	AGAINST	STOCKHOLDER

6. Stockholder proposal regarding simple majority vote.				AGAINST	FOR	AGAINST	STOCKHOLDER

MICROSOFT CORPORATION

Ticker:	MSFT	Meeting Date:	11/13/2007
CUSIP	594918104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

3. Stockholder proposal regarding adoption of policies on internent				AGAINST	FOR	AGAINST	STOCKHOLDER
cencorship

4. Stockholder proposal regarding establishment of board committee on				AGAINST	FOR	AGAINST	STOCKHOLDER
human rights.

LSI INDUSTRIES INC.

Ticker:	LYTS	Meeting Date:	11/15/2007
CUSIP	50216C108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

HARBIN ELECTRIC, INC.

Ticker:	HRBN	Meeting Date:	11/15/2007
CUSIP	41145W109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

SHORETEL, INC.

Ticker:	SHOR	Meeting Date:	11/16/2007
CUSIP	825211105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

APT SATELLITE HOLDINGS LTD

Ticker:	ATS	Meeting Date:	11/20/2007
CUSIP	00203R105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Pass resolution to (i) approve, confirm and ratify option agreement to				FOR	FOR	WITH	ISSUER
licensee, and the disposal under the agreement; (ii) authorize board of directors to execute all documents or deeds.

CBRL GROUP, INC.

Ticker:	CBRL	Meeting Date:	11/29/2007
CUSIP	12489V106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Re-approve material terms of performance goals in omnibus incentive				FOR	FOR	WITH	ISSUER
compensation plan.

3. Approve certain amendments to omnibus incentive plan.				FOR	FOR	WITH	ISSUER

4. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

5. To transact business as may come before the meeting.				FOR	FOR	WITH	ISSUER

TRIO-TECH INTERNATIONAL

Ticker:	TRT	Meeting Date:	12/3/2007
CUSIP	896712205

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve employee stock option plan.				FOR	FOR	WITH	ISSUER

3. Approve directors equity incentive plan.				FOR	FOR	WITH	ISSUER

QIAO XING UNIVERSAL TELEPHONE, INC.

Ticker:	XING	Meeting Date:	12/7/2007
CUSIP	G7303A109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	WITHHOLD ALL	AGAINST	ISSUER

ACCURAY INC.

Ticker:	ARAY	Meeting Date:	12/12/2007
CUSIP	004397105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve incentive award plan.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

TOP TANKERS, INC.

Ticker:	TOPS	Meeting Date:	12/13/2007
CUSIP	Y8897Y107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve change of company name to Top Ships, Inc.				FOR	FOR	WITH	ISSUER

2. Reduce quorum requirement for shareholders meeting to one third				FOR	AGAINST	AGAINST	ISSUER
of shares entitled to vote.

PRIVATE MEDIA GROUP, INC.

Ticker:	PRVT	Meeting Date:	12/19/2007
CUSIP	74266R104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

FUWEI FILMS HOLDINGS CO LTD

Ticker:	FFHL	Meeting Date:	12/21/2007
CUSIP	G3704F102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

DYNACQ HEALTHCARE, INC.

Ticker:	DYII	Meeting Date:	2/15/2008
CUSIP	26779V105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

AMTECH SYSTEMS, INC.

Ticker:	ASYS	Meeting Date:	3/13/2008
CUSIP	032332504

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

LJ INTERNATIONAL, INC.

Ticker:	JADE	Meeting Date:	3/14/2008
CUSIP	G55312105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

STARBUCKS CORPORATION

Ticker:	SBUX	Meeting Date:	3/19/2008
CUSIP	855244109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A. Election of director.				FOR	FOR	WITH	ISSUER

1B. Election of director.				FOR	FOR	WITH	ISSUER

1C. Election of director.				FOR	FOR	WITH	ISSUER

1D. Election of director.				FOR	FOR	WITH	ISSUER

1E. Election of director.				FOR	FOR	WITH	ISSUER

1F. Election of director.				FOR	FOR	WITH	ISSUER

1G. Election of director.				FOR	FOR	WITH	ISSUER

1H. Election of director.				FOR	FOR	WITH	ISSUER

1I. Election of director.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

SINOVAC BIOTECH LTD.

Ticker:	SVA	Meeting Date:	3/25/2008
CUSIP	P8696W104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Receive audited consolidated financial statements				FOR	FOR	WITH	ISSUER

2. Re-elect certain directors.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

4. Amend by-laws to lower quorum of shareholders meeting from 50% to				FOR	FOR	WITH	ISSUER
33 1/3 % of shares outstanding

CIENA CORPORATION

Ticker:	CIEN	Meeting Date:	3/26/2008
CUSIP	171779309

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A. Election of class II director.				FOR	FOR	WITH	ISSUER

1B. Election of class II director.				FOR	FOR	WITH	ISSUER

1C. Election of class II director.				FOR	FOR	WITH	ISSUER

2. Approval of omnibus incentive plan				FOR	FOR	WITH	ISSUER

3. Approval of an amendment to increase authorized shares.				FOR	FOR	WITH	ISSUER

4. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

TASEKO MINES LTD

Ticker:	TGB	Meeting Date:	3/28/2008
CUSIP	876511106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

THE INDIA FUND, INC.

Ticker:	IFN	Meeting Date:	4/18/2008
CUSIP	454089103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

ITT EDUCATIONAL SERVICES, INC.

Ticker:	ESI	Meeting Date:	5/6/2008
CUSIP	45068B109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

BRUKER CORPORATION

Ticker:	BRKR	Meeting Date:	5/8/2008
CUSIP	116794108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

ACTIONS SEMICONDUCTOR CO., LTD.

Ticker:	ACTS	Meeting Date:	5/12/2008
CUSIP	00507E107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve appointment of two class I and one class III directors.				FOR	FOR	WITH	ISSUER

2. Renew term of two class II directors.				FOR	FOR	WITH	ISSUER

YAMANA GOLD INC.

Ticker:	AUY	Meeting Date:	5/14/2008
CUSIP	98462Y100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
B. Election of directors.				FOR	FOR	WITH	ISSUER

A. Increase number of directors				FOR	FOR	WITH	ISSUER

C. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

D. Adoption of the restricted share unit plan.				FOR	FOR	WITH	ISSUER

E. Confirmation of the new general by-law.				FOR	FOR	WITH	ISSUER

CHINA MEDICINE CORPORATION

Ticker:	CHME	Meeting Date:	5/16/2008
CUSIP	169491107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

NORTHERN OIL AND GAS INC.

Ticker:	NOG	Meeting Date:	5/19/2008
CUSIP	665531109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

VIROPHARMA INCORPORATED

Ticker:	VPHM	Meeting Date:	5/23/2008
CUSIP	928241108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Amendment of equity incentive plan.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

MELCO PBL ENTERTAINMENT (MACAU) LTD

Ticker:	MPEL	Meeting Date:	5/27/2008
CUSIP	585464100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.Ratify audited financial statements.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

3. Approval of change of name.				FOR	FOR	WITH	ISSUER

NETLIST, INC.

Ticker:	NLST	Meeting Date:	5/28/2008
CUSIP	64118P109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	WITHHOLD ALL	AGAINST	ISSUER

RADISYS CORPORATION

Ticker:	RSYS	Meeting Date:	5/25/2008
CUSIP	750459109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Approve long-term incentive plan.				FOR	FOR	WITH	ISSUER

4. Approve amendement to employee stock purchase plan.				FOR	FOR	WITH	ISSUER

QWESTCOR PHARMACEUTICALS, INC.

Ticker:	QCOR	Meeting Date:	5/29/2008
CUSIP	74835Y101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve amendement to employee stock purchase plan.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

AGFEED INDUSTRIES, INC.

Ticker:	FEED	Meeting Date:	6/3/2008
CUSIP	00846L101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve long-term incentive plan.				FOR	FOR	WITH	ISSUER

DEALERTRACK HOLDINGS, INC.

Ticker:	TRAK	Meeting Date:	6/3/2008
CUSIP	242309102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Approve amendments to incentive award plan.				FOR	FOR	WITH	ISSUER

4. To transact business that may come before the annual meeting				FOR	FOR	WITH	ISSUER

DIVX, INC.

Ticker:	DIVX	Meeting Date:	6/4/2008
CUSIP	255413106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

OMNI ENERGY SERVICES CORP.

Ticker:	OMNI	Meeting Date:	6/4/2008
CUSIP	68210T208

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	WITHHOLD ALL	AGAINST	ISSUER

LEADIS TECHNOLOGY, INC.

Ticker:	LDIS	Meeting Date:	6/4/2008
CUSIP	52171N103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	WITHHOLD ALL	AGAINST	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

LUNDIN MINING CORPORATION

Ticker:	LMC	Meeting Date:	6/5/2008
CUSIP	550372106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Fix the number of directors for the ensuing year to 10.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

ATP OIL & GAS CORPORATION

Ticker:	ATPG	Meeting Date:	6/9/2008
CUSIP	00208J108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

WIPRO LIMITED

Ticker:	WIT	Meeting Date:	6/9/2008
CUSIP	97651M109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Inclusion of additional objects in the memorandum of association.				FOR	FOR	WITH	ISSUER

2. Approval for creation of charges, etc. for secured borrowings.				FOR	FOR	WITH	ISSUER

GLOBAL SOURCES LTD.

Ticker:	GSOL	Meeting Date:	6/11/2008
CUSIP	G39300101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A. Re-elect a director.				FOR	FOR	WITH	ISSUER

1B. Re-elect a director.				FOR	FOR	WITH	ISSUER

2. Re-elect a casual director to become a member of the board.				FOR	FOR	WITH	ISSUER

3. Fix number of directors to nine. Authorize board to fill vacancies as				FOR	FOR	WITH	ISSUER
and when it deems fit.

4. Approve amendment of by-laws with respect to powers of directors.				FOR	FOR	WITH	ISSUER

5. Approve amendment of by-laws with respect to advancement of funds				FOR	FOR	WITH	ISSUER
to directors, and others for defending legal proceedings.

6. Ratify appointent of auditors.				FOR	FOR	WITH	ISSUER

AVOCENT CORPORATION

Ticker:	AVCT	Meeting Date:	6/12/2008
CUSIP	053893103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

SYSTEMAX, INC.

Ticker:	SYX	Meeting Date:	6/12/2008
CUSIP	871851101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A. Election of director.				FOR	FOR	WITH	ISSUER

1B. Election of director.				FOR	FOR	WITH	ISSUER

1C. Election of director.				FOR	FOR	WITH	ISSUER

1D. Election of director.				FOR	FOR	WITH	ISSUER

1E. Election of director.				FOR	FOR	WITH	ISSUER

1F. Election of director.				FOR	FOR	WITH	ISSUER

1G. Election of director.				FOR	FOR	WITH	ISSUER

2. Approve company's executive incentive plan.				FOR	FOR	WITH	ISSUER

3. Approve long-term stock incentive plan.				FOR	FOR	WITH	ISSUER

4. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

THE BON-TON STORES, INC.

Ticker:	BONT	Meeting Date:	6/17/2008
CUSIP	09776J101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve amendement to stock incentive plan.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

LDK SOLAR CO., LTD.

Ticker:	LDK	Meeting Date:	6/17/2008
CUSIP	50183L107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Adopt and approve annual report.				FOR	FOR	WITH	ISSUER

2. Re-elect as class I director.				FOR	FOR	WITH	ISSUER

3. Re-elect as class I director.				FOR	FOR	WITH	ISSUER

4. Ratify appointment of company's auditors.				FOR	FOR	WITH	ISSUER

5. Approve and ratify company's three prepaid forward contracts.				FOR	FOR	WITH	ISSUER

6. Approve amendment to company's articles of association.				FOR	FOR	WITH	ISSUER

IMAX CORPORATION

Ticker:	IMAX	Meeting Date:	6/18/2008
CUSIP	45245E109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

3. Approve amendments to company's stock option plan.				FOR	FOR	WITH	ISSUER

A.C. MOORE ARTS & CRAFTS, INC.

Ticker:	ACMR	Meeting Date:	6/19/2008
CUSIP	00086T103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

BROADWIND ENERGY INC.

Ticker:	BWEN	Meeting Date:	6/20/2008
CUSIP	11161T108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve reincorporation of company from Nevada to Delaware.				FOR	FOR	WITH	ISSUER

3. Approve amendment to increase authorized number of common shares.				FOR	FOR	WITH	ISSUER

4. Approve equity incentive plan.				FOR	FOR	WITH	ISSUER

5. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

CHINA SOUTHERN AIRLINES COMPANY

Ticker:	ZNH	Meeting Date:	6/25/2008
CUSIP	169409109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve report of directors.				FOR	FOR	WITH	ISSUER

2. Approve report of supervisory committee.				FOR	FOR	WITH	ISSUER

3. Approve audited consolidated financial statements.				FOR	FOR	WITH	ISSUER

4. Approve adjustments to be made in financial statements.				FOR	FOR	WITH	ISSUER

5, Approve the profit distribution proposal.				FOR	FOR	WITH	ISSUER

6. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

7. Authorize board to examine and approve external guarantees.				FOR	FOR	WITH	ISSUER

8. Appointment of supervisor of fifth session of supervisory committee.				FOR	FOR	WITH	ISSUER

9. Approve issuance of short-term financing bills in the PRC.				FOR	FOR	WITH	ISSUER

10. Approve bonus shares issue of shares to company's shareholders.				FOR	FOR	WITH	ISSUER

11. Approve consequential amendments to company's articles				FOR	FOR	WITH	ISSUER
of association.

C1. Approve bonus shares issue of shares to company's shareholders.				FOR	FOR	WITH	ISSUER

CROCS, INC.

Ticker:	CROX	Meeting Date:	6/26/2008
CUSIP	227046109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By: /s/ Kailash Birmiwal

       Kailash Birmiwal, President

Date:          8-25-08